UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02668

Exact name of registrant as specified in charter:	Oppenheimer AMT-Free Municipals

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet, Executive Vice President
& General Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, NY 10281-1008

Registrant’s telephone number, including area code:	303-768-3200

Date of fiscal year end:	7/31

Date of reporting period:	07/01/2011-06/30/2012

Item 1.	Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02668
Reporting Period: 07/01/2011 - 06/30/2012
Oppenheimer AMT-Free Municipals

======================= Oppenheimer AMT-Free Municipals ========================

DIRECTOR ST NEV DEPT BUSINESS & INDUSTRY

Ticker:                      Security ID:  25457VAR7
Meeting Date: NOV 07, 2011   Meeting Type: Written Consent
Record Date:  JUL 06, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan - Class 4a Claims              For       For          Management
2     The Plan - Class 5a Claims              For       For          Management
3     Opts Out Of The Third Party Releases    None      Abstain      Management
      Provided By Section 10.7of The Plan -
      Class 4a Claims
4     Opts Out Of The Third Party Releases    None      Abstain      Management
      Provided By Section 10.7of The Plan -
      Class 5a Claims

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DIRECTOR ST NEV DEPT BUSINESS & INDUSTRY

Ticker:                      Security ID:  25457VAR7
Meeting Date: APR 23, 2012   Meeting Type: Written Consent
Record Date:  MAR 08, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan 4a                   For       Did Not Vote Management
2     To Accept The Plan 5a                   For       Did Not Vote Management
3     Opt Out Release 4a                      None      Did Not Vote Management
4     Opt Out Release 5a                      None      Did Not Vote Management
5     Transfer Of 1st Tier Bonds              None      Did Not Vote Management

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MASSACHUSETTS ST DEV FIN AGY REV

Ticker:                      Security ID:  57583RPW9
Meeting Date: AUG 12, 2011   Meeting Type: Written Consent
Record Date:  JUN 24, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management

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MASSACHUSETTS ST DEV FIN AGY REV

Ticker:                      Security ID:  57583RPX7
Meeting Date: AUG 12, 2011   Meeting Type: Written Consent
Record Date:  JUN 24, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management

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MASSACHUSETTS ST DEV FIN AGY REV

Ticker:                      Security ID:  57583FMD0
Meeting Date: MAR 22, 2012   Meeting Type: Written Consent
Record Date:  FEB 13, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept The Plan, And Waive Any 1111(b)  None      For          Management
      Election
2     Reject The Plan, And Waive Any 1111(b)  None      Abstain      Management
      Election
3     Reject The Plan, And Make An 1111(b)    None      Abstain      Management
      Election
4     Participation in Aca Insurance          None      For          Management
      Commutation

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MASSACHUSETTS ST HEALTH & EDL FACS AUTH REV

Ticker:                      Security ID:  57585JMG3
Meeting Date: MAR 22, 2012   Meeting Type: Written Consent
Record Date:  FEB 13, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept The Plan, And Waive Any 1111(b)  None      For          Management
      Election
2     Reject The Plan, And Waive Any 1111(b)  None      Abstain      Management
      Election
3     Reject The Plan, And Make An 1111(b)    None      Abstain      Management
      Election

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer AMT-Free Municipals

By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President and Principal Executive Officer

Date:	August 28, 2012

*By:	/s/ Randy Legg
Randy Legg, Attorney in Fact